Property and Equipment, Net (Details Textual) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Property and Equipment, Net [Abstract]
Amortization of assets under capital lease	$ 6,000	$ 5,000	$ 13,000	$ 10,000	$ 20,000	$ 1,000
Multi-fuel test facility cost			$ 1,300,000